Summary of Stock Option Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Of Shares	6,755,200
Weighted Average Remaining Contractual Life (In Years)	6 years 2 months 16 days
Weighted Average Exercise Price	$ 0.83
Options Exercisable, Number of shares	6,376,229
Options Exercisable, Weighted Average Exercise Price	$ 0.87
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Lower Limit	$ 0.12
Exercise Price Range Upper Limit	$ 0.15
Number Of Shares	916,000
Weighted Average Remaining Contractual Life (In Years)	8 years 7 months 21 days
Weighted Average Exercise Price	$ 0.14
Options Exercisable, Number of shares	634,500
Options Exercisable, Weighted Average Exercise Price	$ 0.14
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Lower Limit	$ 0.16
Exercise Price Range Upper Limit	$ 0.17
Number Of Shares	743,000
Weighted Average Remaining Contractual Life (In Years)	6 years 9 months 26 days
Weighted Average Exercise Price	$ 0.16
Options Exercisable, Number of shares	689,375
Options Exercisable, Weighted Average Exercise Price	$ 0.16
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Lower Limit	$ 0.18
Exercise Price Range Upper Limit	$ 0.18
Number Of Shares	1,344,000
Weighted Average Remaining Contractual Life (In Years)	7 years 8 months 19 days
Weighted Average Exercise Price	$ 0.18
Options Exercisable, Number of shares	1,344,000
Options Exercisable, Weighted Average Exercise Price	$ 0.18
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Lower Limit	$ 0.19
Exercise Price Range Upper Limit	$ 0.23
Number Of Shares	450,000
Weighted Average Remaining Contractual Life (In Years)	8 years 1 month 17 days
Weighted Average Exercise Price	$ 0.19
Options Exercisable, Number of shares	450,000
Options Exercisable, Weighted Average Exercise Price	$ 0.19
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Lower Limit	$ 0.25
Exercise Price Range Upper Limit	$ 0.25
Number Of Shares	721,500
Weighted Average Remaining Contractual Life (In Years)	6 years 22 days
Weighted Average Exercise Price	$ 0.25
Options Exercisable, Number of shares	677,654
Options Exercisable, Weighted Average Exercise Price	$ 0.25
Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Lower Limit	$ 0.39
Exercise Price Range Upper Limit	$ 1.37
Number Of Shares	734,300
Weighted Average Remaining Contractual Life (In Years)	4 years 10 months 17 days
Weighted Average Exercise Price	$ 0.98
Options Exercisable, Number of shares	734,300
Options Exercisable, Weighted Average Exercise Price	$ 0.98
Range Seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Lower Limit	$ 1.41
Exercise Price Range Upper Limit	$ 1.70
Number Of Shares	966,500
Weighted Average Remaining Contractual Life (In Years)	4 years 4 months 17 days
Weighted Average Exercise Price	$ 1.63
Options Exercisable, Number of shares	966,500
Options Exercisable, Weighted Average Exercise Price	$ 1.63
Range Eight [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Lower Limit	$ 1.80
Exercise Price Range Upper Limit	$ 3.77
Number Of Shares	711,900
Weighted Average Remaining Contractual Life (In Years)	3 years 6 months 29 days
Weighted Average Exercise Price	$ 2.03
Options Exercisable, Number of shares	711,900
Options Exercisable, Weighted Average Exercise Price	$ 2.03
Range Nine [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Lower Limit	$ 4.20
Exercise Price Range Upper Limit	$ 10.80
Number Of Shares	146,000
Weighted Average Remaining Contractual Life (In Years)	1 year 4 months 17 days
Weighted Average Exercise Price	$ 5.93
Options Exercisable, Number of shares	146,000
Options Exercisable, Weighted Average Exercise Price	$ 5.93
Range Ten [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Lower Limit	$ 12.00
Exercise Price Range Upper Limit	$ 12.00
Number Of Shares	22,000
Weighted Average Remaining Contractual Life (In Years)	1 year 1 month 28 days
Weighted Average Exercise Price	$ 12.00
Options Exercisable, Number of shares	22,000
Options Exercisable, Weighted Average Exercise Price	$ 12.00